Exhibit 99.28

Client Name:
Client Project Name:	DRMT 2026-CES1
Start - End Dates:	6/19/2025 - 1/5/2026
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	2

Loan Number	Pretium Loan ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	6453728	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3618	TRID - Corrected CD should have been provided; Change of Product or Product Feature not disclosed at least 3 business days prior to closing	No	Please provide evidence that borrower acknowledged receipt of CD 3 days prior to consummation date of XXX	1.6.26-Client provided screenshot of e-disclosures sent on XXX and a message being viewed. Only borrowers name connects this loan. Provide e-signed CD issued XXX OR e-sign process summary , including loan number, package content i.e. the CD issued XX/XX/XXXX, and a "review" or "receipt" status by the CD XXX.1.6.26-Client provided CD issued XXX, e-signed XXX. Satisfied.	1.6.26-Satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 755 is above minimum program requirement of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV is 74.6865%; guidelines allow 80%.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 41.81% is below the guideline minimum of 50%.

XXXXXX	6453728	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	No	Please provide evidence that borrower acknowledged receipt of CD 3 days prior to consummation date of XXX.	1.6.26-Client provided screenshot of e-disclosures sent on XXX and a message being viewed. Only borrowers name connects this loan. Provide e-signed CD issued XXX OR e-sign process summary , including loan number, package content i.e. the CD issued XXX, and a "review" or "receipt" status by the CD XXX.1.6.26-Client provided CD issued XXX, e-signed XXX. Satisfied.	1.6.26- Satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 755 is above minimum program requirement of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV is 74.6865%; guidelines allow 80%.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 41.81% is below the guideline minimum of 50%.

XXXXXX	6453728	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Credit	Insurance	Satisfied	C	A	C	A	CRDINSR5351	Insurance Effective date is greater than the transaction date	No	HOI provided effective date is XXX. Please provide current HOI.	1-5-26 Client uploaded HOI correction.	1-5-26 XXX reviewed and updated data points. Exception satisfied.	Not Applicable	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 755 is above minimum program requirement of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV is 74.6865%; guidelines allow 80%.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 41.81% is below the guideline minimum of 50%.

XXXXXX	6453728	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER110	Loan amount exceeds guideline maximum	No	Loan amount is $XXX exceeding guideline maximum of $XXXLender approved exception in file.	1-7-26 Client replied: should clear the condition with the loan amount exception in the file 01.16.2026 - Acknowledged by client.	1-7-26 This is a Non-material exception which remains. 01.16.2026 - Non-material exception remains.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 755 is above minimum program requirement of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV is 74.6865%; guidelines allow 80%.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 41.81% is below the guideline minimum of 50%.

XXXXXX	6405918	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has lived at current residence for 10 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Borrowers CLTV 55.86% is below guideline maximum 90%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median FICO > 21 points above guideline minimum.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower has 0x30x64 months positive consumer payment history meeting 12 month guideline requirement.

XXXXXX	5854061	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																CFCFS1737: LTV below guideline requirements - XXX Comments: Loan has an CLTV of 57.93%
XXXXXX	5907096	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	B	D	B	C	A	A	A	D	B	D	B	C	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	CRDINC3204	Income Documentation Missing	No	An explanation for the deposits being used from the XXX business bank account #XXX for qualifying income was not in the file. It appears from the income calculation worksheet the large ATM deposits were used but the smaller remote deposits and XXX deposits were deducted. There was documentation to source those large deposits.	(No Data)	LOE provided to cure.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Borrower has a 733 credit score; minimum required is 720

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  16 months reserves

XXXXXX	5907096	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	B	D	B	C	A	A	A	D	B	D	B	C	A	A	A	Credit	Terms/Guidelines	Waived	C	B	C	B	CRDTER4631	Loan parameters do not meet guidelines	No	The loan amount is $XXX which is less the minimum loan amount allowed of $XXX per the XXXX Closed End Second matrix.	(No Data)	An exception dated XXX was provided allowing the loan amount.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Borrower has a 733 credit score; minimum required is 720

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  16 months reserves

XXXXXX	5907096	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	B	D	B	C	A	A	A	D	B	D	B	C	A	A	A	Property Valuations	Appraisal	Satisfied	C	A	C	A	PRVAAPPR4789	Appraisal Deficiency	No	The property condition inspection report was not in the file as required when an AVM with a 90% confidence factor is used per the XXX Closed End Second matrix. The file a XXX report with a 93% confidence factor. The report also sows the owner occupied status as yes but this is an investment property transaction.	(No Data)	AVM with a 95% score provided to cure.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Borrower has a 733 credit score; minimum required is 720

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  16 months reserves